Revenue (Tables)	6 Months Ended
Jun. 30, 2018
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Schedule of Revenue Disaggregation

As of June 30, 2018 the revenues were as follows:

a.	Revenue disaggregation

	Exploration and Production	Industrial Transformation	Cogeneration and Services	Drilling and Services	Logistics	Fertilizers	Ethylene	Trading Companies	Corporate and Other Operating Subsidiary Companies	Total
Geographical market 2018
United States	121,163,393	—	—	—	—	—	—	77,333,272	—	Ps.	198,496,665
Other	69,086,931	—	—	—	—	—	—	17,841,577	—		86,928,508
Europe	45,439,141	—	—	—	—	—	—	1,488,060	1,312,586		48,239,787
Local	—	482,053,745	—	25,156	2,489,437	1,775,923	6,569,023	4,925,780	2,066,018		499,905,082
2017*
United States	85,484,898	—	—	—	—	—	—	66,122,954	—	Ps.	151,607,852
Other	40,199,137	—	—	—	—	—	—	12,567,251	—		52,766,388
Europe	28,436,524	—	—	—	—	—	—	592,262	—		29,028,786
Local	—	421,761,648	38,554	12,852	1,776,303	2,292,364	6,125,896	1,402,740	2,121,984		435,532,341
Major products and services 2018
Crude oil	235,689,465	—	—	—	—	—	—	—	—	Ps.	235,689,465
Gas	—	54,742,573	—	—	—	—	—	22,737,680	—		77,480,253
Refined petroleum products	—	425,632,977	—	—	—	1,773,975	6,563,445	77,151,280	—		511,121,677
Oher	—	1,315,231	—	—	—	—	—	1,663,907	2,012,018		4,991,156
Services	—	362,964	—	25,156	2,489,437	1,948	5,578	35,822	1,366,586		4,287,491
2017*
Crude oil	154,120,559	—	—	—	—	—	—	487,843	—	Ps.	154,608,402
Gas	—	60,040,711	—	—	—	—	—	20,650,874	—		80,691,585

Refined petroleum products	–	357,357,083	–	–	–	2,290,876	6,112,537	57,644,187	–	423,404,683
Oher	–	1,310,725	–	–	–	–	–	1,860,196	1,638,670	4,809,591
Services	–	3,053,129	38,554	12,852	1,776,303	1,488	13,359	42,107	483,314	5,421,106
Timing of revenue recognition
2018
Products transferred at a point in time	235,689,465	482,053,745	–	–	–	–	–	101,552,867	2,012,018	Ps. 821,308,095
Products and services transferred over the time	–	–	–	25,156	2,489,437	1,775,923	6,569,023	35,822	1,366,586	12,261,947
2017*
Products transferred at a point in time	154,120,559	421,761,648	–	–	–	2,292,364	6,125,896	80,643,099	1,638,671	Ps. 666,582,237
Products and services transferred over the time	–	–	38,554	12,852	1,776,303	–	–	42,108	483,313	2,353,130

*	PEMEX applied modified retrospective transition method to the implementation of IFRS 15. Under this method the comparative financial information is not re–established.